Templeton Emerging Markets Fund

300 S.E. 2nd Street

Fort Lauderdale, FL 33301-1923

tel 954.527.7500

fax 954.847.2288

December 7, 2017

Filed Via EDGAR (CIK #0000809708)

U.S. Securities and Exchange Commission

Judiciary Plaza

100 F. Street N.E.

Washington, D.C. 20549

Re: Templeton Emerging Markets Fund (the "Fund")

File Nos. 033-11395 and 811-04985

        PRELIMINARY PROXY MATERIALS

Dear Sir or Madam:

Pursuant to the requirements of Rule 14a-6(a) under the Securities Exchange Act of 1934, submitted electronically via the EDGAR system, please find a preliminary copy of the Proxy Statement, Notice of Meeting and Proxy to be furnished to shareholders of the Fund in connection with its annual meeting of shareholders (the "Meeting"), scheduled to be held on March 1, 2018. Definitive copies of these proxy materials are expected to be released to shareholders on or about December 28, 2017.

At the Meeting, shareholders will be asked to: (1) elect four Trustees of the Fund; (2) approve an amended fundamental investment restriction regarding investments in commodities; (3) approve an amended fundamental investment restriction regarding lending; (4) approve a change to the Fund’s status from diversified to non-diversified; and (5) ratify the selection of PricewaterhouseCooper LLP as the independent registered public accounting firm for the Fund for the fiscal year ending August 31, 2018.

The Fund intends to mail definitive proxy materials to Fund shareholders if no comments by the Staff of the U.S. Securities and Exchange Commission are received within ten (10) days of the filing of these preliminary proxy materials.

Please direct any questions and comments relating to this filing to Lori A. Weber, Esq. at 954/847-2283.

TEMPLETON EMERGING MARKETS FUND

/s/LORI A. WEBER

Lori A. Weber

Vice President and Secretary

LAW/dmm